Combined Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
OPERATING ACTIVITIES
Net income	$ 138,496	$ 155,822
Items not involving operating cash flows	177,001	135,088
Current income tax expense	6,706	7,380
Income taxes paid	(8,258)	(18,090)
Interest expense	76,359	49,892
Interest paid	(72,460)	(52,494)
Changes in working capital balances	(4,663)	(102)
Cash provided by operating activities	313,181	277,496
Investment properties:
Acquisitions, deposits and transactions costs, net	(102,761)	(492,717)
Proceeds from disposal, net	43,773	63,943
Leasing costs paid	(5,973)	(8,739)
Tenant allowances paid	(6,005)	(558)
Additions to income-producing properties	(59,825)	(54,933)
Additions to properties under development	(71,132)	(212,245)
Construction funds released from (in) escrow	4,819	(4,720)
Loan repayment (advances), net	69,262	(55,780)
Fixed asset additions, net	(285)	(807)
Cash used in investing activities	(128,127)	(766,556)
FINANCING ACTIVITIES
Monthly distributions paid	(203,910)	(202,284)
Proceeds from unsecured term loan, net of financing costs	102,060	527,441
Proceeds from unsecured debentures, net of financing costs	397,536	0
Repayment of unsecured debentures	(400,000)	0
Settlement of cross currency interest rate swap	(18,495)	(6,563)
Proceeds from unsecured credit facility draws	90,234	254,804
Repayment of unsecured credit facility draws	(91,254)	(264,060)
Proceeds from secured debt	5,634	48,439
Repayment of secured debt	(56,234)	0
Repayment of lease obligations	(730)	(767)
Financing costs paid	(917)	0
Distributions to non-controlling interests	(40)	(41)
Proceeds from stapled unit offerings, net of issuance costs	0	13,115
Repurchase of stapled units	(26,994)	(155,525)
Cash (used in) provided by financing activities	(203,110)	214,559
Effect of exchange rate changes on cash and cash equivalents	(891)	7,069
Net decrease in cash and cash equivalents during the year	(18,947)	(267,432)
Cash and cash equivalents, beginning of the year	135,081	402,513
Cash and cash equivalents, end of the year	$ 116,134	$ 135,081